Convertible Loan - Schedule of convertible loan (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Debt Instrument [Line Items]
Less: current portion	$ 0	$ (1,871)
Convertible Loan [Member] | Liability Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	1,871	3,554
Principal payment	(2,333)	(3,000)
Interest payment	(94)	(337)
Accretion and interest	556	1,654
Balance, end of period	0	1,871
Convertible Loan [Member] | Derivative Component [Member]
Debt Instrument [Line Items]
Balance, beginning of period	0	120
Reclassification to equity	(120)	(120)
Balance, end of period	$ 0	$ 0